Fair value measurement - Summary of Fair Value Measurement Hierarchy for Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of fair value measurement of liabilities [line items]
Liabilities	€ 1,568,047	€ 1,891,526	€ 49,139
Foreign exchange forward contracts [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	442	69
Financial liabilities at fair value through profit or loss, category [member] | Derivatives [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	639	773
Financial liabilities at fair value through profit or loss, category [member] | Contingent consideration and Liabilities from business combination [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	36,808	28,908
Level 2 of fair value hierarchy [member] | Foreign exchange forward contracts [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	442	69
Level 2 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member] | Derivatives [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	639	773
Level 2 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member] | Contingent consideration and Liabilities from business combination [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0
Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member] | Contingent consideration and Liabilities from business combination [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	€ 36,808	€ 28,908